Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 2,681	$ 2,239
Total accumulated depreciation	987	758
Depreciated cost	1,694	1,481
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,646	1,256
Total accumulated depreciation	734	588
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost	190	169
Total accumulated depreciation	108	87
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	106	102
Total accumulated depreciation	9	5
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	739	712
Total accumulated depreciation	$ 136	$ 78